Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Nov. 30, 2018 shares	Nov. 20, 2018 $ / shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 ¥ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2018 ¥ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Feb. 28, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value | ¥ / shares									¥ 20.56	¥ 24.20
Stock options exercised, total intrinsic value | ¥								¥ 7,298	¥ 255,728	¥ 681
Fair value of options vested | ¥								25,911	220,040	302,331
Share-based compensation expense | ¥								28,023	¥ 230,440	345,503
Unrecognized compensation of stock options | ¥								¥ 30,874
Unrecognized stock-based compensation expense, period for recognition								2 years 5 months 23 days
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense										¥ 29,454	$ 4,241
Granted shares	1,631,200
Fully vested and outstanding shares in period	6 months
Restricted shares, grant-date value | $ / shares		$ 2.6
2014 Great Talent Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized for issuance							158,400,000
Stock option, expiration period							7 years
Stock vesting period							5 years
2014 Great Talent Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period							0 years
2018 Grand Talent Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period					16,400,000	16,400,000
Stock vesting period | (per share)					$ 7.78	¥ 48.78
2018 Grand Talent Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized for issuance												16,400,000
Stock option, expiration period					10 years	10 years
Stock vesting period					6 years	6 years
2018 Grand Talent Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period					0 years	0 years
2019 Noble Talent Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock vesting period			8,879,986	8,879,986
Stock vesting period | (per share)			$ 0.001	¥ 0.007
2019 Noble Talent Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of shares authorized for issuance			8,879,986	8,879,986
Stock option, expiration period			7 years	7 years
Stock vesting period			2 months	2 months